Cover	Jan. 14, 2026
Cover [Abstract]
Document Type	S-3
Amendment Flag	false
Entity Registrant Name	CLEARPOINT NEURO, INC.
Entity Central Index Key	0001285550
Entity Tax Identification Number	58-2394628
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	120 S. Sierra Ave.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Solana Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92075
City Area Code	(888)
Local Phone Number	287-9109
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Jan. 14, 2026